Investment Objectives and Goals	Feb. 28, 2026
Vest US Large Cap 10% Buffer Strategies Fund
Prospectus [Line Items]
Risk/Return [Heading]	Vest US Large Cap 10% Buffer Strategies Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vest US Large Cap 10% Buffer Strategies Fund (the “US Large Cap 10% Buffer Fund” or, solely for this Fund Summary, the “Fund”) seeks to provide investors with capital appreciation.
Vest US Large Cap 20% Buffer Strategies Fund
Prospectus [Line Items]
Risk/Return [Heading]	Vest US Large Cap 20% Buffer Strategies Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vest US Large Cap 20% Buffer Strategies Fund (the “US Large Cap 20% Buffer Fund” or, solely for this Fund Summary, the “Fund”) seeks to provide investors with capital appreciation.
Vest S&P 500 Dividend Aristocrats Target Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Vest S&P 500® Dividend Aristocrats Target Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Aristocrats Fund” or, solely for this Fund Summary, the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).
Vest Bitcoin Strategy Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	Vest Bitcoin Strategy Managed Volatility Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Vest Bitcoin Strategy Managed Volatility Fund (the “Bitcoin Fund” or, solely for this Fund Summary, the “Fund”) is to seek total return.